                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX



          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number                811-22856
                                  ---------------------------------------------
                     Goldman Sachs MLP Income Opportunities Fund
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 200 West Street, New York, New York 10282
-------------------------------------------------------------------------------
   (Address of principal executive offices)                      (Zip code)


                  Caroline Kraus, Esq. Goldman Sachs & Co. LLC
                200 West Street, 15th Floor, New York, NY 10282
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-902-1000
                                                    ---------------------------
Date of fiscal year end:  November 30
                        -------------------
Date of reporting period: July 1, 2018 - June 30, 2019
                         ----------------------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22856
Reporting Period: 07/01/2018 - 06/30/2019
Goldman Sachs MLP Income Opportunities Fund









================= Goldman Sachs MLP Income Opportunities Fund ==================


ANTERO MIDSTREAM PARTNERS LP

Ticker:       AM             Security ID:  03673L103
Meeting Date: MAR 08, 2019   Meeting Type: Special
Record Date:  JAN 11, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management


--------------------------------------------------------------------------------

BUCKEYE PARTNERS, L.P.

Ticker:       BPL            Security ID:  118230101
Meeting Date: JUN 04, 2019   Meeting Type: Annual
Record Date:  APR 08, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Oliver "Rick" G.         For       For          Management
      Richard, III
1.2   Elect Director Clark C. Smith           For       For          Management
1.3   Elect Director Frank S. Sowinski        For       For          Management
2     Ratify Deloitte & Touche LLP as Auditor For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


--------------------------------------------------------------------------------

CAPITAL PRODUCT PARTNERS LP

Ticker:       CPLP           Security ID:  Y11082107
Meeting Date: SEP 05, 2018   Meeting Type: Annual
Record Date:  JUL 09, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Abel Rasterhoff.         For       For          Management
2a    Elect Director Dimitris P.              For       For          Management
      Christacopoulos
3     Ratify Deloitte Certified Public        For       For          Management
      Accountants S.A. as Auditors


--------------------------------------------------------------------------------

ENBRIDGE ENERGY PARTNERS LP

Ticker:       EEP            Security ID:  29250R106
Meeting Date: DEC 17, 2018   Meeting Type: Special
Record Date:  NOV 05, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management


--------------------------------------------------------------------------------

ENERGY TRANSFER PARTNERS LP

Ticker:       ETP            Security ID:  29278N103
Meeting Date: OCT 18, 2018   Meeting Type: Special
Record Date:  SEP 10, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management


--------------------------------------------------------------------------------

KNOT OFFSHORE PARTNERS LP

Ticker:       KNOP           Security ID:  Y48125101
Meeting Date: SEP 04, 2018   Meeting Type: Annual
Record Date:  JUL 27, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Edward A. Waryas, Jr.    For       For          Management
2     Please vote FOR if Units are Owned by   None      Against      Management
      a Resident of Norway for Purposes of
      the Tax Act on Income And Wealth, or
      vote AGAINST if Units are Not Held by
      a Resident of Norway for Purposes of
      the Tax Act on Income and Wealth


--------------------------------------------------------------------------------

NUSTAR ENERGY LP

Ticker:       NS             Security ID:  67058H102
Meeting Date: APR 23, 2019   Meeting Type: Annual
Record Date:  MAR 01, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director J. Dan Bates             For       For          Management
1.2   Elect Director James F. Clingman, Jr.   For       For          Management
1.3   Elect Director Dan J. Hill              For       For          Management
2     Approve Omnibus Stock Plan              For       For          Management
3     Ratify KPMG LLP as Auditor              For       For          Management
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
5     Advisory Vote on Say on Pay Frequency   Three     One Year     Management
                                              Years


--------------------------------------------------------------------------------

RICE MIDSTREAM PARTNERS LP

Ticker:       RMP            Security ID:  762819100
Meeting Date: JUL 20, 2018   Meeting Type: Special
Record Date:  JUN 07, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management


--------------------------------------------------------------------------------

TARGA RESOURCES CORP.

Ticker:       TRGP           Security ID:  87612G101
Meeting Date: MAY 30, 2019   Meeting Type: Annual
Record Date:  APR 02, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Waters S. Davis, IV      For       For          Management
1.2   Elect Director Rene R. Joyce            For       For          Management
1.3   Elect Director Chris Tong               For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation


--------------------------------------------------------------------------------

WESTERN GAS PARTNERS LP

Ticker:       WES            Security ID:  958254104
Meeting Date: FEB 27, 2019   Meeting Type: Special
Record Date:  JAN 14, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management

========== END NPX REPORT

                                 SIGNATURES




        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Goldman Sachs MLP Income Opportunities Fund
             ------------------------------------------------------------------
By (Signature and Title) /s/ James A. McNamara
                         ------------------------------------------------------
                         James A. McNamara,
                         Chief Executive Officer

Date  August 29, 2019
    --------------------------------------------------------------------------

                                       3